Offerings	Feb. 17, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 1,149,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 158,676.90
Offering Note	(1) Includes Common Shares that may be issued pursuant to the underwriters' over-allotment option. (2) Calculated based on Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 153.10
Offering Note	See Note 1.